Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Description of Business [Line Items]
Description of Business
Note 1. Description of Business
Organization
Surf Air Global Limited is a British Virgin Islands holding company and was formed on August 15, 2016. Surf Air Global Limited is a technology-enabled regional air travel network, offering daily scheduled flights and on-demand
charter flights. Its customers consist of regional business and leisure travelers. Headquartered in Hawthorne, California, Surf Air commenced flight operations in June 2013.
Internal Reorganization
On July 21, 2023, as contemplated by the Agreement and Plan of Merger and defined as the “Internal Organization” in the final prospectus and registration statement, dated July 25, 2023 (the “Registration Statement”) and filed on July 25, 2023 with the Securities and Exchange Commission (the “SEC”), SAGL Merger Sub Inc., a wholly-owned subsidiary of Surf Air Mobility (“SAM” or “the Registrant”), was merged with and into Surf Air Global Limited (“Surf Air”), after which Surf Air became a wholly-owned subsidiary of SAM (the “Internal Reorganization”).
Pursuant to the Internal Reorganization, all ordinary shares of Surf Air outstanding as of immediately prior to the closing, were canceled in exchange for the right to receive shares of SAM Common Stock and all rights to receive ordinary shares of Surf Air (after giving effect to the conversions) were exchanged for shares of SAM Common Stock (or warrants, options or RSUs to acquire SAM Common Stock, as applicable) at a ratio of 22.4 Surf Air shares to 1 share of SAM Common Stock. Such conversions, as they relate to the ordinary shares of Surf Air, and all rights to receive ordinary shares, have been reflected as of all periods presented herein.
On July 25, 2023, SAM’s Registration Statement on
Form S-1
and
Form S-4
was declared effective by the SEC. As a result SAM became an SEC registrant on July 25, 2023. On July 27, 2023, SAM common stock was listed for trading on the New York Stock Exchange.
Liquidity and Going Concern
The Company has incurred losses from operations, negative cash flows from operating activities and has a working capital deficit. In addition, the Company is currently in default of certain excise and property taxes as well as certain debt obligations. These tax and debt obligations are classified as current liabilities on the Company’s balance sheet as of June 30, 2023. As discussed in Note 7,
Commitments and Contingencies
, on May 15, 2018, the Company received a notice of a tax lien filing from the Internal Revenue Service (“IRS”) for unpaid federal excise taxes for the quarterly periods beginning October 2016 through September 2017 in the amount of $1.9 million, including penalties and interest as of the date of the notice. The Company agreed to a payment plan (“Installment Plan”) whereby the IRS would take no further action and remove such liens at the time such amounts have been paid. In 2019, the Company defaulted on the Installment Plan. Defaulting on the Installment Plan can result in the IRS nullifying such plan, placing the Company in default and taking collection action against the Company for any unpaid balance. The Company’s total outstanding federal excise tax liability including accrued penalties and interest of $6.6 million is included in accrued expenses on the balance sheet as of June 30, 2023. The Company has also defaulted on its property tax obligations in various California counties in relation to fixed assets, plane usage and aircraft leases. The Company’s total outstanding property tax liability including penalties and interest is approximately $2.1 million as of June 30, 2023. Additionally, Los Angeles County has imposed a tax lien on four of the Company’s aircrafts due to the late filing of its 2022 property tax return. As of June 30, 2023, the amount of property tax, interest and penalties related to the lien was approximately $0.2 million. The Company is in the process of remediating the late filing and payment of the property taxes due. As of June 30, 2023, the Company was also in default of the Simple Agreements for Future

Equity with Token allocation
(“SAFE-T”)
note, where the note matured in July 2019 (see Note 4.
Financing
Arrangements
). The note is subordinate to the Company’s senior lender therefore the Company cannot pay the outstanding balance prior to paying the senior lender. The
SAFE-T
note had an outstanding principal amount of $0.5 million as of June 30, 2023.
In 2019, in connection with certain past due rental and maintenance payments under its aircraft leases totaling in aggregate approximately $5.0 million, which is accrued for at June 30, 2023 and December 31, 2022 as Other long term liabilities, the Company entered into a payment plan pursuant to which all repayments of the past due amounts are deferred until such time as the Company receives at least $30.0 million in aggregate funds in connection with any capital contribution, at which time it is required to repay $1.0 million of such past due payments, with the eventual full repayment of the remaining amounts being required upon the receipt of at least $50.0 million in capital contributions.
The accompanying condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business.
The airline industry and the Company’s operations are cyclical and highly competitive. The Company’s success is largely dependent on the ability to raise debt and equity capital, increase its membership base, increase passenger loads, and continue to expand into regions profitably throughout the United States.
The Company’s prospects and ongoing business activities are subject to the risks and uncertainties frequently encountered by companies in new and rapidly evolving markets. Risks and uncertainties that could materially and adversely affect the Company’s business, results of operations or financial condition include, but are not limited to the ability to raise additional capital (or financing) to fund operating losses, refinance its current outstanding debt, sustain ongoing operations, the ability to attract and maintain members, the ability to integrate, manage and grow recent acquisitions and new business initiatives, obtain and maintain relevant regulatory approvals, and the ability to measure and manage risks inherent to the business model.
In addition to the risks and uncertainties associated with the Company’s emerging business model, there continues to be a worldwide impact from the
COVID-19
pandemic. The impact of
COVID-19
has resulted in changes in consumer and business behavior, pandemic fears, market downturns, and restrictions on business and individual activities, which created significant volatility in global economy and has led to reduced economic activity particularly in the air travel industry. Due to enhanced virtual meeting and teleconferencing technology that has been adopted throughout the
COVID-19
pandemic, more people are meeting over virtual meeting platforms than in person, which reduces the need for transportation. Specifically,
COVID-19
related disruption in air travel has led to a decrease in membership sales, flight cancellations and significant operational volatility contributing to Surf Air defaulting on certain debt arrangements and amending the terms and conditions of certain debt arrangements, in order to meet liquidity needs (see Note 4.
Financing Arrangements
).
As of June 30, 2023, the Company has funded its operations and capital needs primarily through the net proceeds received from the issuance of various debt instruments, convertible securities, related party funding, and preferred and common share financing arrangements. Subsequent to June 30, 2023, the Company received $8 million under the PFG Convertible Note Purchase Agreement and $25 million from the GEM Purchase. The Company continues to evaluate strategies to obtain additional funding for future operations. These strategies may include, but are not limited to, obtaining additional equity financing, issuing additional debt or entering into other financing arrangements, restructuring of operations to grow revenues and decrease expenses. There can be no assurance that the Company will be successful in achieving its strategic plans, that new financing will be available to the Company in a timely manner or on acceptable terms, if at all. If the Company is unable to raise sufficient financing when needed or events or circumstances occur such that the Company does not meet its strategic plans, the Company will be required to take additional measures to conserve liquidity, which could include, but not necessarily limited to, reducing certain spending, altering or scaling back development plans, including plans to equip regional airline operations with hybrid electric aircraft and reducing funding of capital expenditures, which would have a material adverse effect on the Company’s financial position, results of operations, cash flows, and ability to achieve its intended business objectives. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

Note 1. Description of Business
Organization
Surf Air Global Limited is a British Virgin Islands holding company and was formed on August 15, 2016. Surf Air Global Limited, together with its consolidated subsidiaries are collectively referred to hereafter as “Surf Air” or the “Company”.
Surf Air is a technology-enabled regional air travel network, offering daily scheduled flights and on-demand
charter flights. Its customers consist of regional business and leisure travelers. Headquartered in Hawthorne, California, Surf Air commenced flight operations in June 2013.
Segment and Geographic Information
The Company operates as a single operating and reportable segment. The Company’s Chief Executive Officer is the Chief Operating Decision Maker (“CODM”). The CODM reviews financial information presented on a consolidated basis for purposes of assessing financial performance and allocating resources.
Liquidity and Going Concern
The Company has incurred losses from operations, negative cash flows from operating activities and has a working capital deficit. In addition, the Company is currently in default of certain excise and property taxes as well as certain debt obligations. These tax and debt obligations are classified as current liabilities on the Company’s balance sheet as of December 31, 2022 and 2021. As discussed in Note 11,
Commitments and Contingencies
, on May 15, 2018, the Company received a notice of a tax lien filing from the Internal Revenue Service (“IRS”) for unpaid federal excise taxes for the quarterly periods beginning October 2016 through September 2017 in the amount of $1.9 million, including penalties and interest as of the date of the notice. The Company agreed to a payment plan (“Installment Plan”) whereby the IRS would take no further action and remove such liens at the time such amounts have been paid. In 2019, the Company defaulted on the Installment Plan. Defaulting on the Installment Plan can result in the IRS nullifying such plan, placing the Company in default and taking collection action against the Company for any unpaid balance. The Company’s total outstanding federal excise tax liability including accrued penalties and interest of approximately $5.8 million is included as accrued liabilities on the balance sheet as of December 31, 2022. The Company has also defaulted on its property tax obligations in various California counties in relation to fixed assets, plane usage and aircraft leases. The Company’s total outstanding property tax liability including penalties and interest is approximately $1.7 million as of December 31, 2022. Additionally, Los Angeles County has imposed a tax lien on four of the Company’s aircraft due to the late filing of its 2022 property tax return. As of March 31, 2023, the amount of property tax, interest and penalties was approximately $0.2 million. The Company is in the process of remediating the late filing and payment of the property taxes due. The Company also owed the city of Hawthorne, California for past due business license fees from 2018 through 2022 in the total of approximately $0.2 million, which, as of March 31, 2023, had been paid.
In 2019, in connection with certain past due rental and maintenance payments under its aircraft leases totaling in aggregate approximately $5.0 million, which is accrued for at December 31, 2022 and 2021 as Other Long term liabilities, the Company entered into a payment plan pursuant to which all repayments of the past due amounts are deferred until such time as the Company receives at least $30 million in aggregate funds in connection with any capital contribution, at which time it is required to repay $1.0 million of such past due payments, with the eventual full repayment of the remaining amounts being required upon the receipt of at least $50.0 million in capital contributions.

As of December 31, 2022, the Company was also in default of the principal payment related to the 2020 Convertible Note and a Simple Agreements for Future Equity with Token allocation
(“SAFE-T”)
note (see Note 8,
Financing Arrangements
). The 2020 Convertible Note had an outstanding principal of $0.6 million as of December 31, 2022. The
SAFE-T
note had an outstanding principal of $0.5 million as of December 31, 2022. The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business.
The airline industry and the Company’s operations are cyclical and highly competitive. The Company’s success is largely dependent on the ability to raise debt and equity capital, increase its membership base increase passenger loads, and continue to expand into regions profitably throughout the United States.
The Company’s prospects and ongoing business activities are subject to the risks and uncertainties frequently encountered by companies in new and rapidly evolving markets. Risks and uncertainties that could materially and adversely affect the Company’s business, results of operations or financial condition include, but are not limited to the ability to raise additional capital (or financing) to fund operating losses, refinance its current outstanding debt, sustain ongoing operations, the ability to attract and maintain members, the ability to integrate, manage and grow recent acquisitions and new business initiatives, obtain and maintain relevant regulatory approvals, and the ability to measure and manage risks inherent to the business model.
In addition to the risks and uncertainties associated with the Company’s emerging business model, there continues to be a worldwide impact from the
COVID-19
pandemic. The impact of
COVID-19
has resulted in changes in consumer and business behavior, pandemic fears, market downturns, and restrictions on business and individual activities, which created significant volatility in global economy and has led to reduced economic activity particularly in the air travel industry. Due to enhanced virtual meeting and teleconferencing technology that has been adopted throughout the
COVID-19
pandemic, more people are meeting over virtual meeting platforms than in person, which reduces the need for transportation. Specifically,
COVID-19
related disruption in air travel has led to a decrease in membership sales, flight cancellations and significant operational volatility contributing to Surf Air defaulting on certain debt arrangements and amending the terms and conditions of certain debt arrangements, in order to meet liquidity needs. (see Note 8,
Financing Arrangements
and Note 9,
Term Notes
).
The Company has funded its operations and capital needs primarily through the net proceeds received from the issuance of various debt instruments, convertible securities and preferred and common share financing arrangements. The Company is evaluating strategies to obtain the additional funding for future operations. These strategies may include, but are not limited to, obtaining additional equity financing, issuing additional debt or entering into other financing arrangements, restructuring of operations to grow revenues and decrease expenses. There can be no assurance that the Company will be successful in achieving its strategic plans, that new financing will be available to the Company in a timely manner or on acceptable terms, if at all. If the Company is unable to raise sufficient financing when needed or events or circumstances occur such that the Company does not meet its strategic plans, the Company will be required to take additional measures to conserve liquidity, which could include, but not necessarily limited to, reducing certain spending, altering or scaling back development plans, including plans to equip regional airline operations with hybrid electric aircraft and reducing funding of capital expenditures, which would have a material adverse effect on the Company’s financial position, results of operations, cash flows, and ability to achieve its intended business objectives. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

Southern Airways Corporation
Description of Business [Line Items]
Description of Business
Note 1. Description of Business
Southern Airways Corporation (“SAC”) is a Delaware Corporation that was founded on April 5, 2013, and its wholly owned subsidiaries Southern Airways Express, LLC (“SAE”), Southern Airways Pacific (“SAP”), Southern Airways Autos, LLC (“SAA”), Multi-Aero Inc. (“MUA”), and its consolidated variable interest entity Mariana Southern Airways LLC (“Marianas”) until Marianas was deconsolidated in the second quarter of 2023, are collectively referred to hereafter as “Southern” or “the Company”. As of July 27, 2023, Surf Air Mobility Inc. (“SAM”) completed its acquisition of the Company (See Note 17,
Subsequent Events
).
Nature of Operations
Southern is a scheduled service commuter airline serving cities across the United States that is headquartered in Palm Beach, Florida and commenced flight operations in June 2013. It is a certified Part 135 operator which operates a fleet of over 50 aircraft, including the Cessna Caravan, the Cessna Grand Caravan, the King Air Super 200, the Saab 340, the Pilatus
PC-12,
the Tecnam Traveller, and the Citation Bravo. Southern provides both seasonal and full-year scheduled passenger air transportation service in the
Mid-Atlantic
and Gulf regions, Rockies and West Coast, Far Pacific, and Hawaii, with select routes subsidized by the United States Department of Transportation (“U.S. DOT”) under the Essential Air Service (“EAS”) program and by the Commonwealth of the Northern Mariana Islands (“CNMI”) under the Incentive Agreement with CNMI (“Incentive Agreement”) until it was terminated on February 21, 2023 (See Note 5,
Joint Venture
).
Going Concern, Liquidity and Capital Resources
The accompanying condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern.
The
going concern assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business.
As of June 30, 2023, the Company had approximately $1.0
million in cash. The Company continued to incur operating losses and negative cash flows from operating activities for the six months ended June 30, 2023 due to inefficient aircraft utilization, primarily caused by an underutilization of pilots and a shortage of maintenance personnel and critical aircraft components, which, in aggregate, have challenged the Company’s ability to serve its customers as desired and, in turn, cover expenses. Although the Company continues to focus on mitigating these challenges, they are expected to continue to impact financial results in the coming months. The Company’s success going forward is dependent on the ability to achieve a high level of aircraft and crew utilization, increase flight services and the number of passengers flown, and ready access to capital to fund operations and planned growth. As of July 27, 2023, Surf Air Mobility Inc. (“SAM”) completed its acquisition of the Company, which provided additional liquidity for the combined companies (See Note 17,
Subsequent Events
).
In addition to continued actions to reduce costs, and effectively utilize assets and crews, the Company is evaluating strategies to obtain additional funding for future operations. These strategies may include, but are not limited to, obtaining additional equity financing, issuing additional debt or entering into other financing arrangements, and restructuring of operations to efficiently utilize aircraft and pilots, grow revenues and decrease expenses. There can be no assurance that the Company will be successful in achieving its strategic plans, that new financing will be available to the Company in a timely manner or on acceptable terms, if at all. If the Company is unable to raise sufficient financing when needed or events or circumstances occur such that the Company does not meet its strategic plans, the Company may be required to take additional measures to enhance, conserve and increase liquidity, which could include, but not necessarily limited to, increasing ticket prices, additional reductions to spending, selling of aircraft, altering or scaling back operational footprint, which may have a material adverse effect on the Company’s financial position, results of operations, cash flows, and ability to achieve its intended business objectives.

These factors raise substantial doubt about the Company’s ability to continue as
a going concern. The accompanying condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

Note 1. Description of Business
Southern Airways Corporation (“SAC”) is a Delaware Corporation that was founded on April 5, 2013, and its wholly owned subsidiaries Southern Airways Express, LLC (“SAE”), Southern Airways Pacific (“SAP”), Southern Airways Autos, LLC (“SAA”), Multi-Aero Inc. (“MUA”), and its consolidated variable interest entity Mariana Southern Airways LLC (“Marianas”), are collectively referred to hereafter as “Southern” or “the Company”.
Nature of Operations
Southern is a scheduled service commuter airline serving cities across the United States that is headquartered in Palm Beach, Florida and commenced flight operations in June 2013. It is a certified Part 135 operator which operates a fleet of over 50 aircraft, including the Cessna Caravan, the Cessna Grand Caravan, the King Air Super 200, the Saab 340, the Pilatus
PC-12,
the Tecnam Traveller, and the Citation Bravo. Southern provides both seasonal and full-year scheduled passenger air transportation service in New England, the
Mid-Atlantic
and Gulf regions, Rockies and West Coast, Far Pacific, and Hawaii, with select routes subsidized by the United States Department of Transportation (“U.S. DOT”) under the Essential Air Service (“EAS”) program and by the Commonwealth of the Northern Mariana Islands (“CNMI”) under the Incentive Agreement with CNMI (“Incentive Agreement”).
Going Concern, Liquidity and Capital Resources
The Company evaluated whether there are any conditions and events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern over the next 12 months from the date of reissuance of these financial statements. As of December 31, 2022, the Company had approximately $1.4 million in cash. At the time of the original issuance of these financial statements, the Company believed that its cash on hand, combined with cash generated from operations, would be sufficient to meet its working capital and capital expenditure requirements for a period of at least twelve months from the date of issuance of these financial statements. Refer to Note 21 for new and amended agreements entered into by the Company since December 31, 2022 in order to provide additional liquidity.
The Company incurred greater than expected losses and negative cash flows from operating activities in April and May 2023 due to inefficient aircraft utilization, primarily caused by an underutilization of pilots and a shortage of maintenance personnel and critical aircraft components, which, in aggregate, have challenged the Company’s ability to serve its customers as desired and, in turn, cover expenses. Previously forecasted strategies to alleviate these challenges have been unsuccessful in the full deployment of the Company’s fleet with the Company seeing an increased cancellation rate well above historical averages and previous forecasts, particularly during the second quarter of 2023. This has resulted in an accelerated decline in revenue, coupled with increasing costs associated with rescheduling pilots and flight personnel to active service areas to mitigate the flight schedule disruptions. The Company’s success going forward is dependent on the ability to achieve a high level of aircraft and crew utilization, increase flight services and the number of passengers flown, and ready access to capital to fund operations and planned growth.
In addition to continued actions to reduce costs, and effectively utilize assets and crews, the Company is evaluating strategies to obtain additional funding for future operations. These strategies may include, but are not limited to, obtaining additional equity financing, issuing additional debt or entering into other financing arrangements, and restructuring of operations to grow revenues and decrease expenses. There can be no assurance that the Company will be successful in achieving its strategic plans, that new financing will be available to the Company in a timely manner or on acceptable terms, if at all. If the Company is unable to raise sufficient financing when needed or events or circumstances occur such that the Company does not meet its strategic plans, the Company may be required to take additional measures to conserve and increase liquidity, which could include, but not necessarily limited to, increasing ticket prices, additional reductions to spending, selling of aircraft, altering or scaling back operational footprint, which may have a material adverse effect on the Company’s financial position, results of operations, cash flows, and ability to
achieve its intended business objectives.
These factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.
The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business.
Revision to previously issued financial statements
The Company collects deposits from certain corporate customers that can be used in the future for the purchase of passenger tickets. These credits do not have an expiration date.
During the quarter ended March 31, 2023, the Company identified an error in the accounting for customer deposits, resulting in an overstatement of revenues and an understatement of the associated deferred revenue balance for all periods presented and including opening retained earnings as of January 1, 2021 for periods prior to 2021.
The Company revised its consolidated balance sheet as of December 31, 2022 and 2021, and the consolidated statements of operations, changes in redeemable convertible preferred shares and stockholders’ equity (deficit), and cash flows for the fiscal years ended December 31, 2022 and 2021, and related footnote disclosures to correct these errors. Although management determined that such errors were not material to previously issued financial statements, the Company revised its consolidated financial statements as of and for the years ended December 31, 2022 and 2021 to improve consistency and comparability of the consolidated financial statements.
The following table presents the effects of the revision on the Company’s previously reported consolidated statement of operations for the year ended December 31, 2022 (
in thousands
):

	As Previously Reported	Adjustment	As Revised
Revenues	$80,963	$(247)	$80,716
Operating loss	(3,765)	(247)	(4,012)
Loss before income taxes	(5,310)	(247)	(5,557)
Net loss including noncontrolling interest	(4,901)	(247)	(5,148)
Net loss attributable to common shareholders	(4,224)	(247)	(4,471)

The following table presents the effect of the revision on the Company’s consolidated balance sheet as of December 31, 2022 (
in thousands
):

	As Previously Reported	Adjustment	As Revised
Deferred Revenue	$5,404	$856	$6,260
Current liabilities	26,654	856	27,510
Total liabilities	65,133	856	65,989
Accumulated deficit	(9,723)	(856)	(10,579)
Total stockholders’ deficit	(542)	(856)	(1,398)
The following table presents the effect of the revision on the Company’s consolidated statement of cash flows for the year ended December 31, 2022 (
in thousands
):

	As Previously Reported	Adjustment	As Revised
Net income (loss) including noncontrolling interests	$(4,901)	$(247)	$(5,148)
Deferred Revenue	1,372	247	1,619
Cash Flows from operating activities	1,789	—	1,789
The following table presents the effects of the revision adjustments on the Company’s previously reported consolidated statement of operations for the year ended December 31, 2021 (
in thousands
):

	As Previously Reported	Adjustment	As Revised
Revenues	$57,794	$(115)	$57,679
Operating income (loss)	11,875	(115)	11,760
Income before income taxes	11,215	(115)	11,100
Net income including noncontrolling interest	10,775	(115)	10,660
Net income attributable to common shareholders	10,775	(115)	10,660
The following table presents the effect of the revision on the Company’s consolidated balance sheet as of December 31, 2021 (
in thousands
):

	As Previously Reported	Adjustment	As Revised
Deferred Revenue	$3,904	$609	$4,513
Current liabilities	11,308	609	11,917
Total liabilities	22,186	609	22,795
Accumulated deficit	(5,499)	(609)	(6,108)
Total stockholders’ equity	2,969	(609)	2,360

The following table presents the effect of the revision on the Company’s consolidated statement of
cash flows for the year ended December 31, 2021 (
in thousands
):

	As Previously Reported	Adjustment	As Revised
Net income (loss) including noncontrolling interests	$10,775	$(115)	$10,660
Deferred Revenue	1,777	115	1,892
Cash Flows from operating activities	11,025	—	11,025
The error corrections as of December 31, 2021 also contain a $494 thousand adjustment to opening accumulated deficit.